RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
Clinical trials			$ 1,298,310	$ 591,733	$ 5,163,353
Payroll and consulting fees			385,646	413,191	1,921,533
Costs for registration of patents			110,811	189,342	451,610
Compensation costs in respect of options granted to employees, directors and consultants			98,688	265,327	2,921,881
Other			160,350	49,444	547,608
Less - grants from the OCS			(372,959)	(349,728)	(1,468,290)
Research and Development Expense	$ 392,626	$ 184,016	$ 1,680,845	$ 1,159,309	$ 9,532,694	$ 9,925,320